Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Outstanding	0	0
Preferred Stock - Shares Issued	0	0
Common Stock [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Issued	97,146,687	96,073,197
Common Stock, Shares, Outstanding	97,139,716	96,066,226
Treasury Stock [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Treasury Stock, Shares	6,971	6,971
8.30% 2022 Notes [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Unamortized debt issuance costs	$ 768	$ 1,179
Long-term Debt [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Unamortized debt issuance costs	13,761	15,098
Capital Lease Obligations [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Unamortized debt issuance costs	$ 6,181	$ 3,936